Cover	Mar. 31, 2021
Document Information
Document Type	8-K
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	Air T, Inc.
Entity Incorporation, State	DE
Entity File Number	001-35476
Entity Tax Identification Number	52-1206400
Entity Address, Street	5930 Balsom Ridge Road
Entity Address, City	Denver
Entity Address, State	NC
Entity Address, Postal Zip Code	28037
City Area Code	828
Local Phone Number	464-8741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000353184
Amendment Flag	false
Common Stock
Document Information
Title of each class	Common Stock
Trading Symbol(s)	AIRT
Name of each exchange on which registered	NASDAQ
Cumulative Capital Securities
Document Information
Title of each class	Alpha Income Preferred Securities (also referred to as 8% Cumulative Capital Securities) (“AIP”)
Trading Symbol(s)	AIRTP
Name of each exchange on which registered	NASDAQ
Warrant
Document Information
Title of each class	Warrant to purchase AIP
Trading Symbol(s)	AIRTW
Name of each exchange on which registered	NASDAQ